EMPLOYEE BENEFIT PLANS - Projected Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Projected benefit obligation	$ 519,342	$ 253,980
Accumulated benefit obligation	470,484	251,381
Fair value of plan assets	$ 356,415	$ 231,707